Public Offering	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Public Offering [Abstract]
PUBLIC OFFERING

NOTE 3. PUBLIC OFFERING

On February 13, 2024, pursuant to the Initial Public Offering, the Company sold 18,400,000 Public Shares, which includes a full exercise by the underwriter of their over-allotment option in the amount of 2,400,000 Public Shares, at a price of $10.00 per Public Share.

NOTE 3. PUBLIC OFFERING

On February 13, 2024, pursuant to the Initial Public Offering, the Company sold 18,400,000 Public Shares, which includes a full exercise by the underwriter of their over-allotment option in the amount of 2,400,000 Public Shares, at a price of $10.00 per Public Share.